Distribution Date:	10/18/21	CCUBS Commercial Mortgage Trust 2017-C1
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas, | New York, NY 10019
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 310-9821
Historical Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12508GAQ9	2.288000%	10,150,000.00	2,266,936.57	255,135.99	4,322.29	0.00	0.00	259,458.28	2,011,800.58	30.35%	30.00%
A-2	12508GAR7	3.312000%	118,871,000.00	118,871,000.00	0.00	328,083.96	0.00	0.00	328,083.96	118,871,000.00	30.35%	30.00%
A-SB	12508GAS5	3.462000%	15,396,000.00	15,396,000.00	0.00	44,417.46	0.00	0.00	44,417.46	15,396,000.00	30.35%	30.00%
A-3	12508GAT3	3.283000%	161,354,000.00	161,354,000.00	0.00	441,437.65	0.00	0.00	441,437.65	161,354,000.00	30.35%	30.00%
A-4	12508GAU0	3.544000%	181,951,000.00	181,951,000.00	0.00	537,361.95	0.00	0.00	537,361.95	181,951,000.00	30.35%	30.00%
A-S	12508GAX4	3.907000%	57,481,000.00	57,481,000.00	0.00	187,148.56	0.00	0.00	187,148.56	57,481,000.00	22.01%	21.75%
B	12508GAY2	4.159000%	29,612,000.00	29,612,000.00	0.00	102,630.26	0.00	0.00	102,630.26	29,612,000.00	17.71%	17.50%
C	12508GAZ9	4.391079%	33,095,000.00	33,095,000.00	0.00	121,102.31	0.00	0.00	121,102.31	33,095,000.00	12.90%	12.75%
D	12508GAA4	4.391079%	16,444,000.00	16,444,000.00	0.00	60,172.42	0.00	0.00	60,172.42	16,444,000.00	10.51%	10.39%
D-RR	12508GAC0	4.391079%	21,007,000.00	21,007,000.00	0.00	76,869.50	0.00	0.00	76,869.50	21,007,000.00	7.46%	7.38%
E-RR	12508GAE6	4.391079%	8,709,000.00	8,709,000.00	0.00	31,868.26	0.00	0.00	31,868.26	8,709,000.00	6.20%	6.13%
F-RR	12508GAG1	4.391079%	7,838,000.00	7,838,000.00	0.00	28,681.07	0.00	0.00	28,681.07	7,838,000.00	5.06%	5.00%
G-RR	12508GAJ5	4.391079%	8,710,000.00	8,710,000.00	0.00	31,871.92	0.00	0.00	31,871.92	8,710,000.00	3.79%	3.75%
NR-RR	12508GAL0	4.391079%	26,128,121.00	26,128,121.00	0.00	161,278.02	0.00	0.00	161,278.02	26,128,121.00	0.00%	0.00%
R	12508GAN6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			696,746,121.00	688,863,057.57	255,135.99	2,157,245.63	0.00	0.00	2,412,381.62	688,607,921.58

Notional Certificates
X-A	12508GAV8	1.000884%	487,722,000.00	479,838,936.57	0.00	400,219.07	0.00	0.00	400,219.07	479,583,800.58
X-B	12508GAW6	0.288695%	120,188,000.00	120,188,000.00	0.00	28,914.75	0.00	0.00	28,914.75	120,188,000.00
Notional SubTotal			607,910,000.00	600,026,936.57	0.00	429,133.82	0.00	0.00	429,133.82	599,771,800.58

Deal Distribution Total					255,135.99	2,586,379.45	0.00	0.00	2,841,515.44

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12508GAQ9	223.34350443	25.13655074	0.42584138	0.00000000	0.00000000	0.00000000	0.00000000	25.56239212	198.20695369
A-2	12508GAR7	1,000.00000000	0.00000000	2.76000000	0.00000000	0.00000000	0.00000000	0.00000000	2.76000000	1,000.00000000
A-SB	12508GAS5	1,000.00000000	0.00000000	2.88500000	0.00000000	0.00000000	0.00000000	0.00000000	2.88500000	1,000.00000000
A-3	12508GAT3	1,000.00000000	0.00000000	2.73583332	0.00000000	0.00000000	0.00000000	0.00000000	2.73583332	1,000.00000000
A-4	12508GAU0	1,000.00000000	0.00000000	2.95333332	0.00000000	0.00000000	0.00000000	0.00000000	2.95333332	1,000.00000000
A-S	12508GAX4	1,000.00000000	0.00000000	3.25583341	0.00000000	0.00000000	0.00000000	0.00000000	3.25583341	1,000.00000000
B	12508GAY2	1,000.00000000	0.00000000	3.46583345	0.00000000	0.00000000	0.00000000	0.00000000	3.46583345	1,000.00000000
C	12508GAZ9	1,000.00000000	0.00000000	3.65923281	0.00000000	0.00000000	0.00000000	0.00000000	3.65923281	1,000.00000000
D	12508GAA4	1,000.00000000	0.00000000	3.65923255	0.00000000	0.00000000	0.00000000	0.00000000	3.65923255	1,000.00000000
D-RR	12508GAC0	1,000.00000000	0.00000000	3.65923264	0.00000000	0.00000000	0.00000000	0.00000000	3.65923264	1,000.00000000
E-RR	12508GAE6	1,000.00000000	0.00000000	3.65923298	0.00000000	0.00000000	0.00000000	0.00000000	3.65923298	1,000.00000000
F-RR	12508GAG1	1,000.00000000	0.00000000	3.65923322	0.00000000	0.00000000	0.00000000	0.00000000	3.65923322	1,000.00000000
G-RR	12508GAJ5	1,000.00000000	0.00000000	3.65923307	0.00000000	0.00000000	0.00000000	0.00000000	3.65923307	1,000.00000000
NR-RR	12508GAL0	1,000.00000000	0.00000000	6.17258394	(2.51335104)	2.80815333	0.00000000	0.00000000	6.17258394	1,000.00000000
R	12508GAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12508GAV8	983.83697387	0.00000000	0.82058851	0.00000000	0.00000000	0.00000000	0.00000000	0.82058851	983.31385621
X-B	12508GAW6	1,000.00000000	0.00000000	0.24057934	0.00000000	0.00000000	0.00000000	0.00000000	0.24057934	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	4,322.29	0.00	4,322.29	0.00	0.00	0.00	4,322.29	0.00
A-2	09/01/21 - 09/30/21	30	0.00	328,083.96	0.00	328,083.96	0.00	0.00	0.00	328,083.96	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	44,417.46	0.00	44,417.46	0.00	0.00	0.00	44,417.46	0.00
A-3	09/01/21 - 09/30/21	30	0.00	441,437.65	0.00	441,437.65	0.00	0.00	0.00	441,437.65	0.00
A-4	09/01/21 - 09/30/21	30	0.00	537,361.95	0.00	537,361.95	0.00	0.00	0.00	537,361.95	0.00
X-A	09/01/21 - 09/30/21	30	0.00	400,219.07	0.00	400,219.07	0.00	0.00	0.00	400,219.07	0.00
X-B	09/01/21 - 09/30/21	30	0.00	28,914.75	0.00	28,914.75	0.00	0.00	0.00	28,914.75	0.00
A-S	09/01/21 - 09/30/21	30	0.00	187,148.56	0.00	187,148.56	0.00	0.00	0.00	187,148.56	0.00
B	09/01/21 - 09/30/21	30	0.00	102,630.26	0.00	102,630.26	0.00	0.00	0.00	102,630.26	0.00
C	09/01/21 - 09/30/21	30	0.00	121,102.31	0.00	121,102.31	0.00	0.00	0.00	121,102.31	0.00
D	09/01/21 - 09/30/21	30	0.00	60,172.42	0.00	60,172.42	0.00	0.00	0.00	60,172.42	0.00
D-RR	09/01/21 - 09/30/21	30	0.00	76,869.50	0.00	76,869.50	0.00	0.00	0.00	76,869.50	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	31,868.26	0.00	31,868.26	0.00	0.00	0.00	31,868.26	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	28,681.07	0.00	28,681.07	0.00	0.00	0.00	28,681.07	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	31,871.92	0.00	31,871.92	0.00	0.00	0.00	31,871.92	0.00
NR-RR	09/01/21 - 09/30/21	30	138,533.98	95,608.88	0.00	95,608.88	(65,669.14)	0.00	0.00	161,278.02	73,371.77
Totals			138,533.98	2,520,710.31	0.00	2,520,710.31	(65,669.14)	0.00	0.00	2,586,379.45	73,371.77

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	2,841,515.44
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,537,083.93	Master Servicing Fee	8,600.22
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,562.57
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	287.03
ARD Interest	0.00	Operating Advisor Fee	1,595.20
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	327.21
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,537,083.93	Total Fees	16,372.22

Principal		Expenses/Reimbursements
Scheduled Principal	255,135.99	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(65,669.14)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	255,135.99	Total Expenses/Reimbursements	(65,669.14)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,586,379.45
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	255,135.99
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,841,515.44
Total Funds Collected	2,792,219.92	Total Funds Distributed	2,792,218.52

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	688,863,057.97	688,863,057.97	Beginning Certificate Balance	688,863,057.57
(-) Scheduled Principal Collections	255,135.99	255,135.99	(-) Principal Distributions	255,135.99
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	688,607,921.98	688,607,921.98	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	688,878,265.43	688,878,265.43	Ending Certificate Balance	688,607,921.58
Ending Actual Collateral Balance	688,614,836.72	688,614,836.72

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.40)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.40)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.39%
			UC / (OC) Interest	0.00

(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.

(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.

** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	8	27,619,187.74	4.01%	61	4.4894	1.797462	1.40 or less	13	189,316,652.97	27.49%	53	4.6934	0.744113
5,000,001 to 10,000,000	7	52,590,358.09	7.64%	72	4.3879	1.963202	1.41 to 1.50	4	71,674,087.82	10.41%	73	4.8112	1.462520
10,000,001 to 15,000,000	5	64,066,959.74	9.30%	73	4.5436	1.481106	1.51 to 1.60	1	2,492,489.62	0.36%	72	5.1020	1.550000
15,000,001 to 20,000,000	5	89,073,647.47	12.94%	46	3.9363	1.597878	1.61 to 1.70	4	79,124,001.73	11.49%	73	4.4746	1.648704
20,000,001 to 25,000,000	8	185,947,151.06	27.00%	58	4.6636	1.541441	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
25,000,001 to 35,000,000	6	180,910,617.88	26.27%	61	4.2945	1.887571	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
35,000,001 to 45,000,000	2	88,400,000.00	12.84%	73	4.5558	1.686063	1.91 to 2.00	5	123,195,689.84	17.89%	65	4.3648	1.947651
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	5	98,450,000.00	14.30%	58	4.0954	2.168395
Totals	41	688,607,921.98	100.00%	62	4.4195	1.695108	2.26 to 2.50	4	66,355,000.00	9.64%	73	4.3844	2.367397
							2.51 or greater	5	58,000,000.00	8.42%	46	3.6435	3.047284
							Totals	41	688,607,921.98	100.00%	62	4.4195	1.695108
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	2,655,814.04	0.39%	72	4.4032	1.984176	Virginia	1	24,000,000.00	3.49%	70	4.5110	0.260000
Arizona	3	14,874,457.57	2.16%	73	4.6011	1.500180	Washington, DC	1	5,350,000.00	0.78%	73	4.4700	2.070000
California	5	38,774,203.88	5.63%	72	4.4840	1.532147	West Virginia	1	2,157,727.27	0.31%	73	4.3690	2.390000
Cayman Islands	1	22,573,149.33	3.28%	9	5.4485	0.130000	Totals	98	688,607,921.98	100.00%	62	4.4195	1.695108
Colorado	3	32,484,992.30	4.72%	35	4.9548	2.234545
									Property Type³
Florida	3	5,164,149.60	0.75%	72	4.3973	2.166005
Georgia	5	4,136,313.88	0.60%	72	4.6100	1.670000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	3	21,554,998.87	3.13%	72	4.5177	1.832866		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	4,092,130.01	0.59%	73	4.3730	2.523129	Industrial	7	65,062,125.67	9.45%	42	4.3654	1.792648
Kansas	3	4,103,773.26	0.60%	72	4.4061	1.896396	Lodging	4	68,982,022.02	10.02%	50	4.8600	(0.043093)
Louisiana	2	4,113,904.62	0.60%	72	4.8329	1.530293	Mixed Use	9	147,002,110.71	21.35%	71	4.0692	1.906820
Maryland	2	50,360,617.88	7.31%	52	4.5199	1.956729	Multi-Family	18	127,765,646.87	18.55%	61	4.4147	1.802393
Michigan	4	29,876,604.28	4.34%	73	4.3948	2.308665	Office	26	128,929,587.08	18.72%	73	4.3783	1.921172
Minnesota	4	6,309,821.10	0.92%	72	4.3760	2.619793	Retail	34	150,866,429.59	21.91%	57	4.6220	1.957477
Nevada	2	40,664,770.71	5.91%	74	4.2709	1.579353	Totals	98	688,607,921.98	100.00%	62	4.4195	1.695108
New Jersey	4	59,697,406.42	8.67%	72	4.4180	1.220602
New York	22	225,422,286.11	32.74%	56	4.0656	1.869444
North Carolina	1	3,453,882.19	0.50%	73	5.0800	1.320000
Ohio	2	4,145,841.83	0.60%	73	4.9425	1.505258
Oklahoma	1	1,631,951.63	0.24%	72	4.4192	1.500000
Pennsylvania	2	45,334,064.17	6.58%	73	4.9271	1.477662
South Carolina	1	1,485,761.93	0.22%	72	4.3790	2.720000
Tennessee	1	4,599,010.70	0.67%	73	4.3690	2.390000
Texas	16	27,634,670.09	4.01%	72	4.5061	2.067461
Utah	1	1,955,618.27	0.28%	72	4.3790	2.720000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.0000% or less	5	75,100,000.00	10.91%	49	3.2110	2.652450	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	17	317,773,307.96	46.15%	66	4.3418	1.970817	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	12	236,850,573.33	34.40%	68	4.6944	1.156582	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	7	58,884,040.69	8.55%	27	5.2744	1.152365	37 months to 48 months	29	472,820,899.96	68.66%	67	4.4362	1.899675
	Totals	41	688,607,921.98	100.00%	62	4.4195	1.695108	49 months or greater	12	215,787,022.02	31.34%	50	4.3829	1.246873
								Totals	41	688,607,921.98	100.00%	62	4.4195	1.695108
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	117,923,149.33	17.12%	11	4.4118	1.772646	Interest Only	25	497,995,000.00	72.32%	60	4.3275	1.880840
	61 months or greater	35	570,684,772.65	82.88%	72	4.4211	1.679086	299 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	688,607,921.98	100.00%	62	4.4195	1.695108	300 months to 350 months	16	190,612,921.98	27.68%	65	4.6598	1.209867
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	41	688,607,921.98	100.00%	62	4.4195	1.695108
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		4	90,470,587.38	13.14%	72	4.5861	1.799959				None
	12 months or less	34	556,829,038.22	80.86%	59	4.3829	1.696703
	13 months to 24 months	3	41,308,296.38	6.00%	73	4.5475	1.443973
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	688,607,921.98	100.00%	62	4.4195	1.695108
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1B	30313494	Various Various		Various	Actual/360	4.369%	91,931.04	0.00	0.00	N/A	11/06/27	--	25,250,000.00	25,250,000.00	10/06/21
1A2B	30313495				Actual/360	4.369%	91,931.04	0.00	0.00	N/A	11/06/27	--	25,250,000.00	25,250,000.00	10/06/21
2A1A1	30313496	MU	New York	NY	Actual/360	3.430%	82,605.83	0.00	0.00	N/A	06/09/27	--	28,900,000.00	28,900,000.00	10/09/21
2A2A1	30313497				Actual/360	3.430%	53,450.83	0.00	0.00	N/A	06/09/27	--	18,700,000.00	18,700,000.00	10/09/21
3	30313498	OF	Brooklyn	NY	Actual/360	4.171%	154,327.00	0.00	0.00	N/A	11/01/27	--	44,400,000.00	44,400,000.00	10/01/21
4	30313499	MF	Eagleville	PA	Actual/360	4.944%	181,280.00	0.00	0.00	N/A	11/06/27	--	44,000,000.00	44,000,000.00	10/06/21
5	30313297	MF	New York	NY	Actual/360	4.712%	137,433.33	0.00	0.00	N/A	09/06/27	--	35,000,000.00	35,000,000.00	10/06/21
6A2	30313500	MU	Las Vegas	NV	Actual/360	4.250%	88,541.67	0.00	0.00	N/A	12/06/27	--	25,000,000.00	25,000,000.00	10/06/21
6A4	30313501				Actual/360	4.250%	35,416.67	0.00	0.00	N/A	12/06/27	--	10,000,000.00	10,000,000.00	10/06/21
7	30313502	OF	Lanham	MD	Actual/360	4.450%	124,442.17	46,822.21	0.00	N/A	11/06/27	--	33,557,440.09	33,510,617.88	10/06/21
8	30313503	IN	Brooklyn	NY	Actual/360	4.337%	119,267.50	0.00	0.00	N/A	09/06/22	--	33,000,000.00	33,000,000.00	10/06/21
9A6	30299046	MF	New York	NY	Actual/360	2.740%	45,666.67	0.00	0.00	N/A	10/06/22	--	20,000,000.00	20,000,000.00	10/06/21
9A81	30299048				Actual/360	2.740%	11,416.67	0.00	0.00	N/A	10/06/22	--	5,000,000.00	5,000,000.00	10/06/21
10	30313504	MU	Morristown	NJ	Actual/360	4.355%	90,729.17	0.00	0.00	N/A	11/06/27	--	25,000,000.00	25,000,000.00	08/06/21
11	30313394	OF	Various	Various	Actual/360	4.610%	89,942.52	38,368.02	0.00	N/A	10/06/27	--	23,412,369.75	23,374,001.73	10/06/21
12	30299011	RT	Various	Various	Actual/360	4.379%	90,316.88	0.00	0.00	N/A	10/06/27	--	24,750,000.00	24,750,000.00	10/06/21
13	30313299	LO	Arlington	VA	Actual/360	4.511%	90,220.00	0.00	0.00	N/A	08/06/27	--	24,000,000.00	24,000,000.00	10/06/21
14	30313523	LO	Grand Cayman	CY	Actual/360	5.449%	102,640.68	32,854.21	0.00	N/A	07/06/22	--	22,606,003.54	22,573,149.33	10/01/21
15	30313506	MF	Various	NY	Actual/360	4.701%	81,288.13	0.00	0.00	N/A	11/06/27	--	20,750,000.00	20,750,000.00	10/06/21
16	30313507	RT	Snowmass Village	CO	Actual/360	5.226%	89,277.50	0.00	0.00	N/A	11/06/22	--	20,500,000.00	20,500,000.00	10/06/21
17	30313416	LO	West Windsor	NJ	Actual/360	4.551%	68,265.00	0.00	0.00	N/A	07/06/27	--	18,000,000.00	18,000,000.00	10/06/21
18	30313508	RT	Rising Sun	MD	Actual/360	4.659%	65,420.13	0.00	0.00	N/A	09/06/22	--	16,850,000.00	16,850,000.00	10/06/21
19	30299170	RT	Naperville	IL	Actual/360	4.359%	54,343.88	25,390.84	0.00	N/A	11/06/27	--	14,960,462.80	14,935,071.96	10/06/21
20	30313509	MU	Los Angeles	CA	Actual/360	4.590%	59,463.87	22,463.64	0.00	N/A	11/06/27	--	15,546,111.11	15,523,647.47	10/06/21
21	30313510	RT	Sedona	AZ	Actual/360	4.600%	51,046.11	21,749.39	0.00	N/A	11/06/27	--	13,316,377.14	13,294,627.75	10/06/21
22	30313511	IN	Auburn Hills	MI	Actual/360	4.430%	49,837.50	0.00	0.00	N/A	11/06/27	--	13,500,000.00	13,500,000.00	10/06/21
23	30313512	RT	New York	NY	Actual/360	4.876%	48,760.00	0.00	0.00	N/A	11/06/27	--	12,000,000.00	12,000,000.00	03/06/20
24	30298989	RT	Various	Various	Actual/360	4.419%	36,780.48	16,872.20	0.00	N/A	10/06/27	--	9,987,459.58	9,970,587.38	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	30313414	MU	San Diego	CA	Actual/360	4.500%	38,818.66	14,383.30	0.00	N/A	10/06/27	--	10,351,643.33	10,337,260.03	10/03/21
26	30299174	RT	Grand Junction	CO	Actual/360	4.517%	36,698.19	0.00	0.00	N/A	11/06/27	--	9,750,000.00	9,750,000.00	10/06/21
27	30313513	RT	Santee	CA	Actual/360	4.300%	21,876.25	0.00	0.00	N/A	08/06/27	--	6,105,000.00	6,105,000.00	10/06/21
28	30313514	RT	Reno	NV	Actual/360	4.400%	20,806.08	9,615.15	0.00	N/A	10/06/27	--	5,674,385.86	5,664,770.71	10/06/21
29	30313515	RT	Battle Creek	MI	Actual/360	4.360%	20,891.67	0.00	0.00	N/A	09/06/27	--	5,750,000.00	5,750,000.00	10/06/21
30	30313516	RT	Washington	DC	Actual/360	4.470%	19,928.75	0.00	0.00	N/A	11/06/27	--	5,350,000.00	5,350,000.00	10/06/21
31	30313517	LO	Romeoville	IL	Actual/360	5.009%	18,431.86	6,824.61	0.00	N/A	09/06/27	--	4,415,697.30	4,408,872.69	10/06/21
32	30313518	OF	Santa Monica	CA	Actual/360	4.750%	17,081.04	6,914.74	0.00	N/A	10/06/27	--	4,315,211.12	4,308,296.38	09/06/21
33	30313519	RT	Durham	NC	Actual/360	5.080%	14,640.87	4,590.24	0.00	N/A	11/06/27	--	3,458,472.43	3,453,882.19	10/06/21
34	30299148	MF	Trotwood	OH	Actual/360	5.154%	12,970.82	4,509.31	0.00	N/A	11/06/27	--	3,020,156.17	3,015,646.86	10/06/21
35	30313520	RT	Baton Rouge	LA	Actual/360	5.102%	10,613.30	3,778.13	0.00	N/A	10/06/27	--	2,496,267.75	2,492,489.62	10/06/21
36	30313521	MU	Beverly Hills	CA	Actual/360	3.750%	7,812.50	0.00	0.00	N/A	06/06/27	--	2,500,000.00	2,500,000.00	10/06/21
37	30313522	MU	Brooklyn	NY	Actual/360	5.150%	10,471.67	0.00	0.00	N/A	10/06/27	--	2,440,000.00	2,440,000.00	10/06/21
Totals							2,537,083.93	255,135.99	0.00				688,863,057.97	688,607,921.98
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1B	21,571,245.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2B	21,571,245.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1A1	176,389,397.20	173,404,667.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2A1	176,389,397.20	173,404,667.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,865,434.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,265,180.77	3,265,158.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,164,906.63	4,054,795.25	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	10,045,212.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	10,045,212.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,268,312.45	6,843,380.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,017,530.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A6	18,508,518.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A81	18,508,518.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	10/12/21	1,321,396.24	17,962.56	903,391.64	903,391.64	0.00	0.00
11	20,992,576.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	76,866,710.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	142,845.99	811,862.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	7,114,736.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,111,228.88	1,094,638.97	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,771,992.05	2,402,037.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	(3,984,595.90)	(2,715,081.04)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,868,371.04	1,641,336.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,757,988.83	2,027,999.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,193,525.93	1,273,870.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,199,185.46	1,364,264.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,250,773.00	1,268,869.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	286,156.92	0.00	--	--	--	0.00	0.00	48,106.70	930,935.46	787,083.78	0.00
24	8,349,000.00	9,325,776.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	2,223,582.94	2,143,173.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,095,941.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	618,435.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	617,210.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	879,451.25	825,855.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	467,034.06	526,323.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	810.43	0.00
31	143,484.90	507,771.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	186,942.93	0.00	--	--	--	0.00	0.00	23,977.80	23,977.80	0.00	0.00
33	1,010,628.04	1,271,419.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	263,719.41	249,444.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	285,525.12	285,231.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	386,194.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	182,885.72	140,871.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	606,505,448.12	385,804,529.13				1,321,396.24	17,962.56	975,476.14	1,858,304.90	787,894.21	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.419508%	4.390987%	62
09/17/21	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.419602%	4.391082%	63
08/17/21	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.419687%	4.391166%	64
07/16/21	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.419771%	4.391251%	65
06/17/21	0	0.00	0	0.00	1	12,000,000.00	0	0.00	0	0.00	1	25,000,000.00	0	0.00	0	0.00	4.419864%	4.391344%	66
05/17/21	0	0.00	0	0.00	2	37,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.419948%	4.391427%	67
04/16/21	0	0.00	0	0.00	2	37,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.420040%	4.391519%	68
03/17/21	2	25,000,000.00	0	0.00	2	37,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.420122%	4.391601%	69
02/18/21	0	0.00	0	0.00	2	37,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.420232%	4.391711%	70
01/15/21	0	0.00	0	0.00	2	37,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.420313%	4.391792%	71
12/17/20	0	0.00	0	0.00	2	37,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.420394%	4.391873%	72
11/18/20	0	0.00	0	0.00	2	37,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.420484%	4.391963%	73
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
23	30313512	03/06/20	18	6	48,106.70	930,935.46	805,494.66	12,000,000.00	06/10/20	2
32	30313518	09/06/21	0	B	23,977.80	23,977.80	1,959.25	4,315,211.12	12/10/20	98
35	30313520	10/06/21	0	B	0.00	0.00	0.00	2,492,489.62
Totals					72,084.50	954,913.26	807,453.91	18,807,700.74
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		97,423,149	97,423,149	0		0
13 - 24 Months		20,500,000	20,500,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		570,684,773	558,684,773	12,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	688,607,922	676,607,922	0	0	12,000,000	0
Sep-21	688,863,058	676,863,058	0	0	12,000,000	0
Aug-21	689,095,525	677,095,525	0	0	12,000,000	0
Jul-21	689,327,061	677,327,061	0	0	12,000,000	0
Jun-21	689,579,408	677,579,408	0	0	12,000,000	0
May-21	689,809,004	652,809,004	0	0	37,000,000	0
Apr-21	690,059,482	653,059,482	0	0	37,000,000	0
Mar-21	690,287,155	628,287,155	25,000,000	0	37,000,000	0
Feb-21	690,579,521	653,579,521	0	0	37,000,000	0
Jan-21	690,805,109	653,805,109	0	0	37,000,000	0
Dec-20	691,029,793	654,029,793	0	0	37,000,000	0
Nov-20	691,275,536	654,275,536	0	0	37,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	30313504	25,000,000.00	25,000,000.00	172,600,000.00	06/01/21	13,638,974.00	2.06000	12/31/19	11/06/27	I/O
23	30313512	12,000,000.00	12,000,000.00	20,300,000.00	09/01/20	274,711.92	0.46000	06/30/20	11/06/27	I/O
32	30313518	4,308,296.38	4,315,211.12	7,900,000.00	07/10/17	175,422.93	0.61000	09/30/20	10/06/27	311
Totals		41,308,296.38	41,315,211.12	200,800,000.00		14,089,108.85

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	30313504	MU	NJ	06/26/20	9

10/12/2021 - The loan is current and performing as agreed under a forbearance agreement. The borrower has nearly completed an approximate $15mm PIP for the hotel and approximate $4.8mm renovation for the commercial component of the collateral. The SS an ticipates returning the loan to the MS upon completion of the PIP circa 11/21.

23	30313512	RT	NY	06/10/20	2

COVID Relief – 10/06/21: Loan transferred to the Special Servicer 6/10/20 for payment default. The Loan is past due for the 4/6/20 payment. Borrower has requested loan relief due to COVID-19. Potential forbearance terms were being negotiated, but Borrower has been non-responsive. The subject is a two-story commercial building that 100% leased to a Borrower affiliated tenant, which rents out the property as a ballroom, concert hall, or event space. Due to COVID 19, there is a moratorium on filing foreclo sure actions in NY preventing the filing of a foreclosure complaint at this time.

32	30313518	OF	CA	12/10/20	98

10/15/2021: Loan has transferred into Special Servicing due to imminent default. Borrower would like to try to negotiate a modification to their loan that cannot be accomplished at the Master Servicing Level. The Loan is current on payments at this time. Single tenant property (10,000 SF) is currently vacant. The Borrower has a potential new Tenant/Partner who would occupy the space. Consent to Transfer of ownership structure and new tenant approval documents have been given to Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	30313504	0.00	4.35500%	0.00	4.35500%	10	04/27/21	04/06/21	05/28/21
13	30313299	24,000,000.00	4.51100%	24,000,000.00	4.51100%	8	05/19/20	06/05/20	06/08/20
17	30313416	18,000,000.00	4.55100%	18,000,000.00	4.55100%	8	05/20/20	06/05/20	05/28/20
21	30313510	13,639,914.59	4.60000%	13,639,914.59	4.60000%	8	06/08/20	06/05/20	06/11/20
31	30313517	4,516,301.53	5.00900%	4,516,301.53	5.00900%	8	06/02/20	06/06/20	06/04/20
Totals		60,156,216.12		60,156,216.12
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	(72,669.14)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(65,669.14)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(65,669.14)

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 27

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27